26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 2) - BRL (R$) R$ / shares in Units, R$ in Millions		12 Months Ended
	Jan. 02, 2019 [1]	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings per share [line items]
Net income for the year attributed to equity holders of the parent		R$ 2,865	R$ 2,969	[1]	R$ 1,401	[1]
Net income for the year from continuing operations attributed to equity holders of the parent		2,865	2,969	[1]	1,401	[1]
Restated [member]
Earnings per share [line items]
Net income for the year attributed to equity holders of the parent	R$ 1,401		2,971	[2]	1,401	[2]
Total earnings
Net income for the year from continuing operations attributed to equity holders of the parent	R$ 1,401		2,971	[2]	1,401	[2]
Preferred Shares [member]
Earnings per share [line items]
Minimum mandatory dividend from net income for the year		986
Net income for the year not distributed		920
Total earnings		R$ 1,906
Basic and diluted earnings per share		R$ 1.69
Minimum mandatory dividend from net income for the year from continuing operations		R$ 496
Net income for the year from continuing operations not distributed		462
Total earnings from continuing operations		R$ 958
Basic and diluted earnings from continuing operations per share		R$ 1.69
Preferred Shares [member] | Restated [member]
Earnings per share [line items]
Minimum mandatory dividend from net income for the year			509		577
Net income for the year not distributed			1,573		554
Total earnings			R$ 2,082		R$ 1,131
Basic and diluted earnings per share			R$ 1.89		R$ 1.02
Minimum mandatory dividend from net income for the year from continuing operations			R$ 509		R$ 527
Net income for the year from continuing operations not distributed			1,424		390
Total earnings from continuing operations			R$ 1,933		R$ 917
Basic and diluted earnings from continuing operations per share			R$ 1.75		R$ 0.83
Common Shares [member]
Earnings per share [line items]
Minimum mandatory dividend from net income for the year		R$ 496
Net income for the year not distributed		462
Total earnings		R$ 958
Basic and diluted earnings per share		R$ 1.69
Minimum mandatory dividend from net income for the year from continuing operations		R$ 986
Net income for the year from continuing operations not distributed		920
Total earnings from continuing operations		R$ 1,906
Basic and diluted earnings from continuing operations per share		R$ 1.69
Common Shares [member] | Restated [member]
Earnings per share [line items]
Minimum mandatory dividend from net income for the year			R$ 255		R$ 290
Net income for the year not distributed			790		279
Total earnings			R$ 1,045		R$ 569
Basic and diluted earnings per share			R$ 1.89		R$ 1.02
Minimum mandatory dividend from net income for the year from continuing operations			R$ 256		R$ 290
Net income for the year from continuing operations not distributed			737		171
Total earnings from continuing operations			R$ 993		R$ 461
Basic and diluted earnings from continuing operations per share			R$ 1.75		R$ 0.83

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8